EXPENSE BY NATURE (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
EXPENSE BY NATURE
Purchase of inventories in relation to trading activities	¥ 128,285,396	¥ 138,350,569	¥ 91,918,688
Raw materials and consumables used, and changes in work-in-progress and finished goods	58,119,628	62,159,977	44,991,195
Power and utilities	43,449,772	35,419,204	25,464,292
Depreciation of right-of-use assets	1,282,362	771,951	745,245
Depreciation and amortization (other than depreciation of right-of-use assets) expenses	9,691,457	9,789,163	9,449,798
Employee benefit expenses (Note 32)	11,451,648	11,008,847	9,892,157
Repairs and maintenance	3,257,456	3,796,066	2,010,678
Transportation expenses	9,545,420	7,227,249	5,548,616
Taxes other than income tax expense (Note (i))	2,860,228	2,595,082	1,880,012
Inventory impairment loss	938,966	470,464	1,411,908
-Audit services	18,170	18,170	18,170
-Non-audit services	3,340	870	700
Others	2,032,531	1,687,303	2,087,392
Total - Expense by nature	¥ 270,936,374	¥ 273,294,915	¥ 195,418,851